Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Effective Income Tax Rate
	December 31,
	2021	2020
Federal statutory income tax rate	21%	21%
State income taxes	-%	-%
Change in valuation allowance	(21)%	(21)%
Net effective income tax rate	-	-

Schedule of Deferred Tax Asset

The components of the Company’s deferred tax asset are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carry forwards	$1,535,000	$1,302,000

Net deferred tax assets before valuation allowance	$1,535,000	$1,302,000
Less: Valuation allowance	(1,535,000)	(1,302,000)
Net deferred tax assets	$-	$-